                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:                       811-7742

Exact name of registrant as specified in charter:         Voyageur Mutual Funds

Address of principal executive offices:                   2005 Market Street
                                                          Philadelphia, PA 19103

Name and address of agent for service:                    David F. Connor, Esq.
                                                          2005 Market Street
                                                          Philadelphia, PA 19103

Registrant's telephone number, including area code:       (800) 523-1918

Date of fiscal year end:                                  August 31

Date of reporting period:                                 November 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.


SCHEDULE OF INVESTMENTS (Unaudited)
DELAWARE MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND
NOVEMBER 30, 2005

                                                                                                     PRINCIPAL          MARKET
                                                                                                     AMOUNT             VALUE
MUNICIPAL BONDS- 95.64%
Airline Revenue Bonds - 0.67%
Minneapolis/St. Paul Metropolitan Airports Commission Special Facilities Revenue
   (Northwest Airlines, Inc. Project) Series A 7.00% 4/1/25 (AMT)                                     $1,000,000           $627,240
                                                                                                                        -----------
                                                                                                                            627,240
                                                                                                                        -----------
Airport Revenue Bonds - 2.21%
Minneapolis/St. Paul Metropolitan Airports Commission Revenue Series A 5.00% 1/1/28 (MBIA)             2,000,000          2,063,080
                                                                                                                        -----------
                                                                                                                          2,063,080
                                                                                                                        -----------
City General Obligation Bonds - 0.84%
Moorhead Series B 5.00% 2/1/33 (MBIA)                                                                    750,000            777,690
                                                                                                                        -----------
                                                                                                                            777,690
                                                                                                                        -----------
Continuing Care/Retirement Revenue Bonds - 15.70%
Apple Valley Economic Development Authority Health Care Revenue (Evercare Senior
   Living Projects) Series A 6.125% 6/1/35                                                             1,000,000            975,370
Buhl Nursing Home Revenue (Forest Health Services Project) Series A 6.75% 8/1/33                       1,000,000          1,035,620
Detroit Lakes Housing & Health Facilities Revenue Refunding (Mankato Lutheran
   Homes) Series D 5.50% 8/1/21                                                                          500,000            504,870
Mahtomedi Senior Housing Revenue (St. Andrews Village Project) 5.75% 12/1/40                           1,000,000            987,960
Minneapolis Health Care Facilities Revenue
   (Augustana Chapel View Homes) Series D 5.75% 6/1/29                                                 1,000,000          1,011,380
   (Jones-Harrison Residence Project) 5.60% 10/1/30                                                    1,500,000          1,472,640
Minnesota Agriculture & Economic Development Board Revenue (Benedictine Health
   Systems) 5.75% 2/1/29                                                                               1,000,000          1,003,230
Moorhead Economic Development Authority Multifamily Revenue (Eventide Lutheran
   Home Project) Series B 6.00% 6/1/18                                                                   870,000            870,461
Northfield Health Care Facilities Revenue (Northfield Retirement Center Project) Series
   A 6.00% 5/1/28                                                                                      1,000,000          1,000,180
Oakdale Elderly Housing Revenue (PHM/Oakdale, Inc. Project) 6.00% 3/1/28                               1,800,000          1,818,053
Rochester Multifamily Revenue (Wedum Shorewood Campus Project) 6.60% 6/1/36                              990,000          1,017,631
Shoreview Elderly Housing Revenue (PHM/Shoreview Inc. Project) 6.15% 12/1/33                           1,250,000          1,282,313
Twin Valley Congregate Housing Revenue (Living Options, Inc. Project) 5.95% 11/1/28                    1,825,000          1,657,794
                                                                                                                        -----------
                                                                                                                         14,637,502
                                                                                                                        -----------
Corporate-Backed Revenue Bonds - 4.30%
Cloquet Pollution Control Revenue (Potlatch Corp. Project) 5.90% 10/1/26                               1,700,000          1,719,261
International Falls Solid Waste Disposal Revenue (Boise Cascade Corp. Project) 6.85%
   12/1/29 (AMT)                                                                                         500,000            537,895
Sartell Environmental Improvement Revenue (International Paper) Series A 5.20% 6/1/27                  1,750,000          1,746,623
                                                                                                                        -----------
                                                                                                                          4,003,779
                                                                                                                        -----------
Dedicated Tax & Fee Revenue Bonds - 2.25%
Minneapolis Community Development Agency Supported Series G-3 5.45% 12/1/31                            1,000,000          1,042,230
Virgin Islands Public Finance Authority (Matching Fund Loan) 5.25% 10/1/24                             1,000,000          1,055,990
                                                                                                                        -----------
                                                                                                                          2,098,220
                                                                                                                        -----------
Higher Education Revenue Bonds - 3.57%
Minnesota State Higher Education Facilities Authority Revenue
   (Augsburg College) Series 6-C 5.00% 5/1/23                                                            700,000            714,189
   (College of Art & Design) Series 5-D 6.75% 5/1/26                                                     500,000            540,495
   (St. Catherine College) Series 5-N1 5.375% 10/1/32                                                  2,000,000          2,077,420
                                                                                                                        -----------
                                                                                                                          3,332,104
                                                                                                                        -----------
Hospital Revenue Bonds - 21.54%
Bermidji Health Care Facilities First Meeting Revenue (North Country Health Services)
   5.00% 9/1/31 (RADIAN)                                                                               2,500,000          2,552,949
Duluth Economic Development Authority Health Care Facilities Revenue Benedictine
   Health System (St. Mary's Hospital) 5.25% 2/15/33                                                   2,250,000          2,289,600
Glencoe Health Care Facilities Revenue (Glencoe Regional Health Services Project)
   5.00% 4/1/31                                                                                        1,100,000          1,077,483
Maple Grove Health Care Facilities Revenue (North Memorial Health Care) 5.00% 9/1/35                   2,500,000          2,520,350
Minneapolis Health Care System Revenue
   (Allina Health Systems) Series A 5.75% 11/15/32                                                    2,000,000          2,125,200
   (Fairview Health Services) Series D 5.00% 11/15/34 (AMBAC)                                         1,000,000          1,031,730
Minneapolis/St. Paul Housing & Redevelopment Authority Health Care System (Health
   Partners Obligation Group Project) 6.00% 12/1/17                                                    1,125,000          1,239,503
Shakopee Health Care Facilities Revenue (St. Francis Regional Medical Center) 5.25% 9/1/34             1,000,000          1,018,390
St. Louis Park Health Care Facilities Revenue (Park Nicollet Health Services) Series B 5.25% 7/1/30    1,000,000          1,026,710
St. Paul Housing & Redevelopment Authority Hospital Revenue (Health East Project)
   6.00% 11/15/25                                                                                      1,000,000          1,074,010
   Series A 5.70% 11/1/15                                                                                800,000            827,432
   Series B 5.85% 11/1/17                                                                                250,000            258,940
Stillwater Health Care Revenue
   5.00% 6/1/25                                                                                        2,000,000          2,037,120
   5.00% 6/1/35                                                                                        1,000,000          1,006,090
                                                                                                                        -----------
                                                                                                                         20,085,507
                                                                                                                        -----------

                                                                                                     PRINCIPAL          MARKET
                                                                                                     AMOUNT             VALUE
Multifamily Housing Revenue Bonds - 14.62%
Chanhassen Multifamily Housing Revenue (Heritage Park Apartments Project-Section 8)
   6.20% 7/1/30 (FHA) (AMT)                                                                              300,000            309,246
Chaska Multifamily Housing Revenue (West Suburban Housing Partners Project) 5.875% 3/1/31 (AMT)        1,000,000            907,370
@Hutchinson Multifamily Housing Revenue (Evergreen Apartments Project-Section 8) 5.75% 11/1/28         2,000,000          1,848,080
Minneapolis Multifamily Housing Revenue
  (Grant Street Apartments Project) Series A 7.25% 11/1/29                                             2,085,000          2,128,409
  (Olson Townhomes Project) 6.00% 12/1/19 (AMT)                                                        1,555,000          1,555,202
  (Trinity Apartments-Section 8) Series A 6.75% 5/1/21                                                   690,000            710,755
Minnesota State Housing Finance Agency Rental Housing Series A 4.875% 8/1/24 (AMT)                       585,000            591,306
St. Anthony Multifamily Housing Revenue (Chandler Place Project) Series A 6.05%
   11/20/16 (GNMA) (FHA)                                                                                 135,000            139,267
St. Cloud Housing & Redevelopment Authority Revenue (Sterling Heights Apartments
   Project) 7.55% 4/1/39 (AMT)                                                                           530,000            552,340
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue (Shelby Grotto
   Housing Project) 5.50% 9/20/44 (GNMA) (FHA) (AMT)                                                     750,000            764,610
Stillwater Multifamily Revenue (Stillwater Cottages Project)
   Series A 6.75% 11/1/11                                                                                205,000            211,259
   7.00% 11/1/16 (AMT)                                                                                   680,000            700,529
   Series A 7.00% 11/1/27                                                                                340,000            349,925
Washington County Housing & Redevelopment Authority Governmental Revenue
   (Briar Pond Project) Series B 7.125% 8/20/34                                                          850,000            789,948
   (Woodland Park Apartments Project) 4.70% 10/1/32                                                    2,075,000          2,075,000
                                                                                                                        -----------
                                                                                                                         13,633,246
                                                                                                                        -----------
Municipal Lease Revenue Bonds - 2.78%
Andover Economic Development Authority Public Facilities Lease Revenue (Andover Community
   Center) 5.20% 2/1/34                                                                                1,000,000          1,022,430
Hibbing Economic Development Authority Revenue (Hibbing Lease Obligation Project) 6.40% 2/1/12           530,000            530,281
St. Paul Port Authority Lease Revenue (Robnert Street Office Building Project) 5.00% 12/1/27           1,000,000          1,036,350
                                                                                                                        -----------
                                                                                                                          2,589,061
                                                                                                                        -----------
Political Subdivision General Obligation Bonds - 3.70%
Metropolitan Council Area Waste Water Treatment Series B 5.00% 12/1/21                                   500,000            529,920
Perham Disposal System 6.00% 5/1/22 (AMT)                                                              1,500,000          1,580,909
Todd Morrison Cass & Wadena Counties United Hospital District (Health Care
   Facilities-Lakewood)
   5.00% 12/1/21                                                                                         610,000            626,690
   5.125% 12/1/24                                                                                        205,000            210,201
   5.25% 12/1/26                                                                                         490,000            504,700
                                                                                                                        -----------
                                                                                                                          3,452,420
                                                                                                                        -----------
ss.Pre-Refunded Bonds - 6.78%
Little Canada Multifamily Housing Revenue Alternative Development (Montreal Courts
   Apartments Project) Series A 6.25% 12/1/27-07                                                       1,250,000          1,312,913
Minneapolis Health Care System Revenue (Fairview Health Services) Series A 5.625%
   5/15/32-12                                                                                          2,000,000          2,224,760
Perham Hospital District Senior Congregate Housing Facilities Revenue (Briarwood
   Project) 6.25% 11/1/22-07                                                                             620,000            648,799
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue
   Series D 5.25% 7/1/38-12                                                                            1,500,000          1,636,125
Rice County Certificates of Participation Series A 6.00% 12/1/21-06                                      125,000            128,396
Woodbury Gross Revenue (Golf Course Bonds) 6.75% 2/1/22-06                                               365,000            366,949
                                                                                                                        -----------
                                                                                                                          6,317,942
                                                                                                                        -----------
Public Power Revenue Bonds - 7.50%
Chaska Electric Revenue (Generating Facilities) Series A 5.25% 10/1/25                                 1,000,000          1,052,520
Minnesota State Municipal Power Agency Electric Revenue
    5.00% 10/1/35                                                                                      1,000,000          1,014,690
    Series A 5.00% 10/1/34                                                                             2,750,000          2,787,675
Puerto Rico Electric Power Authority Power Revenue Series II 5.25% 7/1/31                              1,000,000          1,035,620
Southern Minnesota Municipal Power Agency Supply System Revenue Series A 5.25%
    1/1/16 (AMBAC)                                                                                     1,000,000          1,100,690
                                                                                                                        -----------
                                                                                                                          6,991,195
                                                                                                                        -----------
Public Utility District Revenue Bonds - 1.87%
Laurentian Energy Authority I Series A 5.00% 12/1/21                                                   1,750,000          1,746,185
                                                                                                                        -----------
                                                                                                                          1,746,185
                                                                                                                        -----------
School District General Obligation Bonds - 3.07%
Farmington Independent School District #192 Series B 5.00% 2/1/27 (FSA)                                1,000,000          1,043,660
Lakeville Independent School District #194 Series A 4.75% 2/1/22 (FSA)                                 1,000,000          1,023,430
St. Paul Independent School District #625 Series B 5.00% 2/1/20 (FSA)                                    750,000            797,873
                                                                                                                        -----------
                                                                                                                          2,864,963
                                                                                                                        -----------

                                                                                                     PRINCIPAL          MARKET
                                                                                                     AMOUNT             VALUE
Single Family Housing Revenue Bonds - 0.92%
Minnesota State Housing Finance Agency Single Family Mortgage
   Series E 6.25% 1/1/23 (AMT)                                                                            20,000             20,419
   Series J 5.90% 7/1/28 (AMT)                                                                           785,000            809,696
   Series M 5.875% 1/1/17                                                                                 30,000             30,326
                                                                                                                        -----------
                                                                                                                            860,441
                                                                                                                        -----------
State General Obligation Bonds - 1.17%
&Minnesota State Inverse Floater ROLs 6.977% 11/1/17                                                   1,000,000          1,085,460
                                                                                                                        -----------
                                                                                                                          1,085,460
                                                                                                                        -----------
Tax Increment/Special Assessment Bonds - 1.62%
Minneapolis Tax Increment Revenue Refunding (St. Anthony Falls Project) 5.65% 2/1/27                     500,000            501,480
St. Paul Housing & Redevelopment Authority Tax Increment (Upper Landing Project)
   Series A 6.80% 3/1/29                                                                               1,000,000          1,005,490
                                                                                                                        -----------
                                                                                                                          1,506,970
                                                                                                                        -----------
Territorial General Obligation Bonds - 0.53%
Puerto Rico Commonwealth Public Improvement Series A 5.00% 7/1/34                                        500,000            496,590
                                                                                                                        -----------
                                                                                                                            496,590
                                                                                                                        -----------
TOTAL MUNICIPAL BONDS (COST $87,778,387)                                                                                 89,169,595
                                                                                                                        -----------

                                                                                                       NUMBER OF
                                                                                                          SHARES
SHORT-TERM INVESTMENTS- 3.29%
Money Market Instrument - 2.43%
Federated Minnesota Municipal Cash Trust                                                               2,271,528          2,271,528
                                                                                                                        -----------
                                                                                                                          2,271,528
                                                                                                                        -----------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT

oVariable Rate Demand Note- 0.86%
Eagan Revenue Anticipation Notes 3.09% 5/30/12                                                          $800,000            800,000
                                                                                                                        -----------
                                                                                                                            800,000
                                                                                                                        -----------
TOTAL SHORT-TERM INVESTMENTS (COST $3,071,528)                                                                            3,071,528
                                                                                                                        -----------


TOTAL MARKET VALUE OF SECURITIES - 98.93%
   (cost $90,849,915)                                                                                                    92,241,123
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 1.07%                                                         993,437
                                                                                                                        -----------
NET ASSETS APPLICABLE TO 8,962,466 SHARES OUTSTANDING - 100.00%                                                         $93,234,560
                                                                                                                        -----------

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FHA - Insured by the Federal Housing Administration
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
ROLS - Residual Options Long

&An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of November 30, 2005. See Note 3 in "Notes." ss.Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."
oVariable rate notes. The interest rate shown is the rate as of November 30, 2005.
@Illiquid security. See Note 3 in "Notes." At November 30, 2005, one security was deemed illiquid which represented 1.98% of the Fund's net assets.

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyager Mutual Funds - Delaware Minnesota High-Yield Municipal Bond Fund (the "Fund").

SECURITY VALUATION - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.


2. INVESTMENTS
At November 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:


Cost of investments                   $90,849,915
                                      -----------
Aggregate unrealized appreciation       2,460,952
Aggregate unrealized depreciation      (1,069,744)
                                      -----------
Net unrealized appreciation           $ 1,391,208
                                      -----------

For federal income tax purposes, at August 31, 2005, capital loss carryforwards of $2,433,778 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $181,123 expires in 2008, $1,267,552 expires in 2009, $57,521 expires in 2010, $243,334 expires in 2011 and $684,248 expires in 2012.

3. CREDIT AND MARKET RISK
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are denoted on the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days or less from the issuance of the refunding issue is known as a "current refunding". Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At November 30, 2005, there were no Rule 144A securities and one security has been determined to be illiquid under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Illiquid securities have been denoted on the Schedule of Investments.

SCHEDULE OF INVESTMENTS (Unaudited)
DELAWARE NATIONAL HIGH-YIELD MUNICIPAL BOND FUND
NOVEMBER 30, 2005

                                                                                                     PRINCIPAL          MARKET
                                                                                                     AMOUNT             VALUE
MUNICIPAL BONDS - 95.86%
Airline Revenue Bonds - 0.37%
Minneapolis/St. Paul, Minnesota Metropolitan Airports Commission Special Facilities
   Revenue (Northwest Airlines, Inc. Project) Series A 7.00% 4/1/25 (AMT)                               $500,000           $313,620
                                                                                                                        -----------
                                                                                                                            313,620
                                                                                                                        -----------
Airport Revenue Bonds - 3.15%
New York City, New York Industrial Development (JFK Airis Project) 5.50% 7/1/28 (AMT)                                       905,000
908,186
Oklahoma City, Oklahoma Industrial & Cultural Facilities Subordinated (Air Cargo Project)
   6.75% 1/1/23 (AMT)                                                                                  1,160,000          1,198,848
Onondaga County, New York Industrial Development Authority Revenue Subordinated
   (Air Cargo Project) 7.25% 1/1/32 (AMT)                                                                500,000            529,410
                                                                                                                        -----------
                                                                                                                          2,636,444
                                                                                                                        -----------
Continuing Care/Retirement Revenue Bonds - 14.25%
Apple Valley, Minnesota Economic Development Authority Health Care Revenue
   (Evercare Senior Living LLC Projects) Series A 6.125% 6/1/35                                        1,000,000            975,370
Bexar County, Texas Health Facilities Development Corporation (Army Retirement Residence Project)
   6.30% 7/1/32                                                                                        1,000,000          1,064,250
Buhl, Minnesota Nursing Home Revenue (Forest Health Services Project) Series A 6.75% 8/1/33              600,000            621,372
Colorado Health Facilities Authority Revenue (Evangelical Lutheran)
   5.00% 6/1/35                                                                                        1,000,000          1,001,700
   Series A 5.25% 6/1/34                                                                                 750,000            764,108
Gainesville & Hall County, Georgia Development Authority Revenue (Lanier Village
   Estates Project) Series C 7.25% 11/15/29                                                            1,000,000          1,098,400
Lebanon County, Pennsylvania Health Facilities Authority Center Revenue (Pleasant
   View Retirement) Series A 5.30% 12/15/26                                                            1,000,000            989,840
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue
   (Faulkeways at Gwynedd Project) 6.75% 11/15/30                                                      1,000,000          1,052,870
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue
   (The Philadelphia Protestant Home Project) Series A 6.50% 7/1/27                                    1,100,000          1,109,449
Rochester, Minnesota Multifamily Revenue (Wedum Shorewood Campus Project) 6.60% 6/1/36                   985,000          1,012,491
Vermont Educational & Health Building Financing Agency Revenue Health Care Facility
   (Copley Manor Project) 6.50% 4/1/33                                                                 1,310,000          1,246,557
Winchester, Virginia Industrial Development Authority Residential Care Facility
   Revenue (Westminster-Canterbury) Series A 5.30% 1/1/35                                              1,000,000          1,005,680
                                                                                                                        -----------
                                                                                                                         11,942,087
                                                                                                                        -----------
Convention Center/Auditorium/Hotel Revenue Bonds - 1.61%
Middlesex County, New Jersey Improvement Authority Senior Revenue (Heldrich
   Center Hotel/Conference Project) Series A
      5.00% 1/1/32                                                                                       500,000            488,230
      5.125% 1/1/37                                                                                      870,000            861,944
                                                                                                                        -----------
                                                                                                                          1,350,174
                                                                                                                        -----------
Corporate-Backed Revenue Bonds - 10.48%
Allegheny County, Pennsylvania Industrial Development Authority Revenue
   (Environmental Improvement) 5.50% 11/1/16                                                           1,000,000          1,009,430
Alliance, Texas Airport Authority Special Facilities Revenue (Federal Express Corp. Project)
   6.375% 4/1/21 (AMT)                                                                                 2,000,000          2,056,340
++California Pollution Control Financing Authority Pollution Control Revenue (Laidlaw
   Environmental, Inc. Project) Series A 6.70% 7/1/07 (AMT)                                            1,000,000              2,500
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp. Project) 5.90% 10/1/26                      750,000            758,498
De Soto Parish, Louisiana Environmental Improvement Revenue (International Paper
   Co. Project) Series A 6.35% 2/1/25 (AMT)                                                            1,650,000          1,751,475
Gulf Coast, Texas Waste Disposal Authority Revenue (Valero Energy Corp. Project) 6.65% 4/1/32 (AMT)    1,000,000          1,079,460
Phenix City, Alabama Industrial Development Board Environmental Improvement
   Revenue (Mead Westvaco Corporation Project) Series A 6.35% 5/15/35 (AMT)                              500,000            537,480
Sugar Creek, Missouri Industrial Development Revenue (Lafarge North America Project)
   Series A 5.65% 6/1/37 (AMT)                                                                           500,000            516,170
Toledo Lucas County, Ohio Port Development Revenue Authority (Toledo Express
   Airport Project) 6.375% 11/15/32 (AMT)                                                              1,000,000          1,068,790
                                                                                                                        -----------
                                                                                                                          8,780,143
                                                                                                                        -----------
Dedicated Tax & Fees Revenue Bonds - 4.20%
Chicago, Illinois Tax Increment Subordinate (Central Loop Redevelopment Project)
   Series A 6.50% 12/1/08                                                                              1,000,000          1,066,720
Las Vegas, Nevada Local Improvement Special District #808 (Summerlin Area Project) 6.75% 6/1/21          990,000          1,031,441
New Jersey Economic Development Authority (Cigarette Tax) 5.75% 6/15/34                                1,000,000          1,044,180
Prescott Valley, Arizona Improvement District Special Assessment 7.90% 1/1/12                            365,000            373,468
                                                                                                                        -----------
                                                                                                                          3,515,809
                                                                                                                        -----------
Escrowed to Maturity Bonds - 0.48%
Illinois State Development Finance Authority (Harrisburg Medical Center Project) 7.00% 3/1/06            400,000            403,704
                                                                                                                        -----------
                                                                                                                            403,704
                                                                                                                        -----------

                                                                                                     PRINCIPAL          MARKET
                                                                                                     AMOUNT             VALUE
Higher Education Revenue Bonds - 14.89%
Berks County, Pennsylvania Municipal Authority College (Albright College Project) 5.375% 10/1/28         700,000            715,001
Chattanooga, Tennessee Health Educational & Housing Facilities Broad Revenue
   (CDFI Phase I, LLC Project) Subordinate Series B 6.00% 10/1/35                                      1,000,000          1,011,600
Illinois Educational Facilities Authority Student Housing Revenue (Educational
   Advancement Fund-University Center Project) 6.25% 5/1/30                                            1,500,000          1,598,700
Maine Finance Authority Education Revenue (Waynflete School Project) 6.40% 8/1/19                      1,000,000          1,068,700
Maryland State Economic Development Corporation Student Housing Revenue
   (University of Maryland College Park Project) 5.625% 6/1/35                                         1,000,000          1,038,070
Massachusetts State Development Finance Agency Revenue (Massachusetts College
   of Pharmacy Project) Series C 5.75% 7/1/33                                                          1,000,000          1,051,790
Massachusetts State Health & Educational Facilities Authority Revenue (Nichols
   College Issue) Series C 6.125% 10/1/29                                                              1,000,000          1,050,840
Milledgeville-Baldwin County, Georgia Development Authority Revenue (Georgia College
    & State University Foundation Project) 6.00% 9/1/33                                                1,000,000          1,076,590
Minnesota State Higher Education Facilities Authority Revenue (College of Art & Design
    Project) Series 5-D 6.75% 5/1/26                                                                     500,000            540,495
New Jersey State Educational Facilities Authority (Fairleigh Dickinson Project) Series C 5.50% 7/1/23    750,000            790,058
New Mexico Educational Assistance Foundation Student Loan Revenue 1st Subordinate
   Series A-2 6.65% 11/1/25 (AMT)                                                                        985,000          1,004,168
Scranton-Lackawanna, Pennsylvania Health & Welfare Authority First Mortgage
   Revenue (Lackawanna Junior College Project) 5.75% 11/1/20                                           1,510,000          1,533,586
                                                                                                                        -----------
                                                                                                                         12,479,598
                                                                                                                        -----------
Hospital Revenue Bonds - 19.94%
California Statewide Community Development Authority Revenue Health Facilities
   (Adventist Health) Series A 5.00% 3/1/35                                                            1,500,000          1,504,514
Coffee County, Georgia Hospital Authority Revenue (Coffee Regional Medical Center Project)
   5.00% 12/1/26                                                                                       1,000,000            999,350
Henrico County, Virginia Economic Development Authority Revenue (Bon Secours
   Health System Inc.) Series A 5.60% 11/15/30                                                         1,000,000          1,042,200
Illinois Health Facilities Authority Revenue
   (Elmhurst Memorial Healthcare Project) 5.625% 1/1/28                                                1,000,000          1,046,880
   (Midwest Physician Group Limited Project) 5.50% 11/15/19                                               35,000             32,345
Knox County, Tennessee Health Educational & Housing Facilities Board Hospital
   Revenue (East Tennessee Hospital Project) Series B 5.75% 7/1/33                                     1,300,000          1,362,959
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)
   Series B 5.50% 5/15/32                                                                              1,000,000          1,002,700
Massachusetts State Health & Educational Facilities Authority Revenue (Jordan
   Hospital Project) Series E 6.75% 10/1/33                                                            1,000,000          1,086,900
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue
   (Catholic Health East) Series C 5.375% 11/15/34                                                     1,000,000          1,040,560
Prince William County, Virginia Industrial Development Authority Hospital Revenue
   (Potomac Hospital Project) 5.20% 10/1/30                                                            1,000,000          1,034,410
Richland County, Ohio Hospital Facilities Revenue (Medcentral Health System Project)
   Series B 6.375% 11/15/30                                                                            1,500,000          1,622,204
Shakopee, Minnesota Health Care Facilities Revenue (St. Francis Regional Medical Center) 5.25% 9/1/34    750,000            763,793
South Dakota Health & Education Facilities Authority Revenue (Huron Regional Medical Center Project)
   7.00% 4/1/10                                                                                          860,000            869,314
St. Joseph County, Indiana Industrial Economic Development (Madison Center Project) 5.50% 2/15/21      1,150,000          1,166,928
St. Paul, Minnesota Housing & Redevelopment Authority (Healtheast Project) 6.00% 11/15/35              1,000,000          1,067,150
Yavapai County, Arizona Industrial Development Authority Hospital Revenue (Yavapai
   Medical Center Project) Series A 6.00% 8/1/33                                                       1,000,000          1,065,920
                                                                                                                        -----------
                                                                                                                         16,708,127
                                                                                                                        -----------
Investor Owned Utilities Revenue Bonds - 4.87%
Brazos, Texas River Authority Pollution Revenue (TXU Energy Co. Project) Series B 6.30% 7/1/32 (AMT)   1,000,000          1,068,570
Forsyth, Montana Pollution Control Revenue (Portland General Project) Series A 5.20% 5/1/33            1,000,000          1,034,830
Mississippi Business Finance Corporation Pollution Control Revenue (System Energy
   Resources, Inc. Project) 5.90% 5/1/22                                                                 900,000            915,840
Petersburg, Indiana Pollution Control Revenue (Indianapolis Power & Light Co. Project)
   6.375% 11/1/29 (AMT)                                                                                1,000,000          1,065,710
                                                                                                                        -----------
                                                                                                                          4,084,950
                                                                                                                        -----------
Municipal Lease Revenue Bonds - 5.57%
Dauphin County, Pennsylvania General Authority (Riverfront Office & Parking Project)
   Series A 5.75% 1/1/10                                                                               1,875,000          1,861,800
Missouri State Development Finance Board Infrastructure Facilities Revenue (Branson
   Landing Project) Series A 5.50% 12/1/24                                                               720,000            755,359
New York City Industrial Development Agency Revenue
   (Liberty-Iac/Interactivecorp) 5.00% 9/1/35                                                          1,000,000            997,620
   (Terminal One Group Association) 5.50% 1/1/24                                                       1,000,000          1,054,180
                                                                                                                        -----------
                                                                                                                          4,668,959
                                                                                                                        -----------


                                                                                                     PRINCIPAL          MARKET
                                                                                                     AMOUNT             VALUE
ss.Pre-Refunded Bonds - 8.31%
Golden State, California Tobacco Securitization Corporation Settlement Revenue
   Series B 5.50% 6/1/43-13                                                                            1,500,000          1,661,805
Illinois State Development Finance Authority (Harrisburg Medical Center Project)
   7.20% 3/1/07-06 to 3/1/08-06                                                                          800,000            807,808
Mississippi Development Bank Special Obligation (Madison County Hospital Project) 6.40% 7/1/29-09      1,585,000          1,760,602
New Hampshire Higher Education & Health Facilities Authority (Brewster Academy Project)
   6.75% 6/1/25-06                                                                                     1,000,000          1,035,480
Savannah, Georgia Economic Development Authority Revenue (College of Art & Design Project)
   6.50% 10/1/13-09                                                                                    1,000,000          1,114,880
Volusia County, Florida Industrial Development Authority Mortgage Revenue (Bishops
   Glen Retirement Health Facilities Project) 7.50% 11/1/16-06                                           555,000            585,198
                                                                                                                        -----------
                                                                                                                          6,965,773
                                                                                                                        -----------
Tax Increment/Special Assessment Bonds - 7.74%
Chicago, Illinois Tax Increment Allocation (Chatham Ridge Redevelopment Project) 5.95% 12/15/12          750,000            793,433
Lowry, Colorado Economic Redevelopment Authority Revenue Series A (Private
   Placement) 7.30% 12/1/10                                                                              390,000            409,410
Midtown Miami, Florida Community Development Revenue Series B 6.50% 5/1/37                             1,000,000          1,077,430
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue
   Refunding & Improvement (Francis Place Redevelopment Project) 5.625% 11/1/25                        1,200,000          1,206,996
St. Joseph, Missouri Industrial Development Authority (Shoppes at North Village Project) Series A
   5.375% 11/1/24                                                                                      1,000,000            987,680
   5.50% 11/1/27                                                                                         500,000            495,890
West Villages, Florida Improvement District Revenue Special Assessment (Unit of Deviate #2)
   5.80% 5/1/36                                                                                        1,500,000          1,512,165
                                                                                                                        -----------
                                                                                                                          6,483,004
                                                                                                                        -----------
TOTAL MUNICIPAL BONDS (cost $77,781,211)                                                                                 80,332,392
                                                                                                                        -----------

TOTAL MARKET VALUE OF SECURITIES - 95.86%
   (cost $77,781,211)                                                                                                    80,332,392
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 4.14%                                                       3,465,926
                                                                                                                        -----------
NET ASSETS APPLICABLE TO 8,209,678 SHARES OUTSTANDING - 100.00%                                                         $83,798,318
                                                                                                                        -----------

++Non-income producing security. Security is currently in default. ss.Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."

SUMMARY OF ABBREVIATIONS:
AMT - Subject to Alternative Minimum Tax
CDFI - Community Development Financial Institutions

--------------------------------------------------------------------------------

NOTES

1.  SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds (the "Trust") - Delaware National High-Yield Municipal Bond Fund (the "Fund").

SECURITY VALUATION - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2.  INVESTMENTS
At November 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:


Cost of investments                            $77,821,114
                                               -----------
Aggregate unrealized appreciation                3,647,105
Aggregate unrealized depreciation               (1,135,824)
                                               -----------
Net unrealized appreciation                    $ 2,511,281
                                               -----------

For federal income tax purposes, at August 31, 2005, capital loss carryforwards of $5,827,551 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $752,701 expires in 2008, $3,025,716 expires in 2009, $70,671 expires in 2010, $997,721 expires in 2011 and $980,742 expires in 2012.

3.  CREDIT AND MARKET RISK
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax tax-exempt investments. Such securities, if any, are denoted on the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days or less from the issuance of the refunding issue is known as a "current refunding". "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest a portion of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At November 30, 2005, there were no Rule 144A securities. None of the securities have been determined to be illiquid under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets.

SCHEDULE OF INVESTMENTS (Unaudited)
DELAWARE TAX-FREE CALIFORNIA FUND
NOVEMBER 30, 2005

                                                                                                       PRINCIPAL           MARKET
                                                                                                        AMOUNT              VALUE
MUNICIPAL BONDS - 94.40%
Airport Revenue Bonds - 2.21%
Sacramento County Airport System Revenue Series A 5.00% 7/1/32 (FSA)                                 $ 1,000,000        $ 1,019,900
San Jose Airport Revenue Series A 5.00% 3/1/31 (FGIC)                                                  1,000,000          1,016,770
                                                                                                                        -----------
                                                                                                                          2,036,670
                                                                                                                        -----------
Continuing Care/Retirement Revenue Bonds - 4.52%
Abag Finance Authority of California (Nonprofit Corporations-Lincoln Glen Manor)
   6.10% 2/15/25 (RADIAN)                                                                              2,000,000          2,112,680
California Health Facilities Financing (The Episcopal Home) Series A
   5.30% 2/1/32 (RADIAN)                                                                               2,000,000          2,051,740
                                                                                                                        -----------
                                                                                                                          4,164,420
                                                                                                                        -----------
Dedicated Tax & Fees Revenue Bonds - 6.37%
Poway Unified School District 5.60% 9/1/33                                                             1,000,000          1,022,320
Puerto Rico Commonwealth Highway & Transportation Authority Transportation
   Revenue Series K 5.00% 7/1/35                                                                       1,750,000          1,736,560
San Bernardino County Special Tax Community Facilities 5.90% 9/1/33                                    2,000,000          2,076,600
San Francisco Bay Area Rapid Transit District Sales Tax Revenue
   5.125% 7/1/36 (AMBAC)                                                                               1,000,000          1,029,280
                                                                                                                        -----------
                                                                                                                          5,864,760
                                                                                                                        -----------
Higher Education Revenue Bonds - 9.08%
California Educational Facilities Authority Revenue (University of the Pacific)
   5.25% 5/1/34                                                                                        1,000,000          1,038,400
   5.75% 11/1/30 (MBIA)                                                                                1,000,000          1,085,450
California Public Works Board Lease Revenue (Various Universities of California Projects)
   Series D 5.00% 5/1/30                                                                               1,000,000          1,027,570
   Series F 5.00% 11/1/29                                                                              1,000,000          1,024,910
California State University Systemwide Revenue Series A 5.25% 11/1/20 (FSA)                            1,000,000          1,083,740
California Statewide Communities Development Authority Student Revenue East
   Campus Apartments LLC Series A 5.625% 8/1/34 (ACA)                                                  1,000,000          1,044,330
San Diego County Certificates of Participation (University of San Diego)
   5.375% 10/1/41                                                                                      1,000,000          1,031,100
University of California Revenue Series B 5.00% 5/15/33 (FSA)                                          1,000,000          1,033,770
                                                                                                                        -----------
                                                                                                                          8,369,270
                                                                                                                        -----------
Hospital Revenue Bonds - 8.13%
Abag Finance Authority of California (Nonprofit Corporations-San Diego Hospital Association)
   Series A 6.125% 8/15/20                                                                             1,250,000          1,351,675
California Health Facilities Financing Authority (Catholic Healthcare West) Series G
   5.25% 7/1/23                                                                                        1,000,000          1,035,950
California Infrastructure & Economic Development Bank Revenue (Kaiser Hospital
   Associates I, LLC) Series A 5.55% 8/1/31                                                            1,000,000          1,044,710
California Statewide Community Development Authority Revenue Health Facilities
   (Adventist Health) Series A 5.00% 3/1/35                                                            2,000,000          2,006,020
Palm Drive Health Care District Parcel Tax Revenue 5.25% 4/1/30                                        2,000,000          2,057,100
                                                                                                                        -----------
                                                                                                                          7,495,455
                                                                                                                        -----------
Library/Meseum Revenue Bonds - 1.14%
San Diego County Certificates of Participation (The Burnham Institute) 6.25% 9/1/29                    1,000,000          1,051,730
                                                                                                                        -----------
                                                                                                                          1,051,730
                                                                                                                        -----------
Multifamily Housing Revenue Bonds - 8.34%
California Statewide Communities Development Authority Multifamily Housing Revenue
   (Citrus Gardens Apartments Project) Series D1 5.375% 7/1/32                                         1,800,000          1,842,156
   (East Tabor Apartments) Series C 6.85% 8/20/36 (GNMA) (AMT)                                         1,500,000          1,585,500
   (Silver Ridge Apartments) Series H 5.80% 8/1/33 (FNMA) (AMT)                                        1,000,000          1,062,780
Palm Springs Mobile Home Park Revenue (Sahara Mobile Home Park) Series A
   5.75% 5/15/37                                                                                       1,000,000          1,057,900
Santa Clara County Housing Authority (Rivertown Apartments Project) Series A
   5.85% 8/1/31(AMT)                                                                                   1,000,000          1,017,870
Ventura County Area Housing Authority Multifamily Housing Revenue (Glen Oaks
   Apartments) Series A 6.35% 7/20/34 (GNMA)                                                           1,007,000          1,116,541
                                                                                                                        -----------
                                                                                                                          7,682,747
                                                                                                                        -----------
Municipal Lease Revenue Bonds - 8.84%
California State Public Works Board
   (Department of Corrections)
   Series A 5.00% 3/1/27 (AMBAC)                                                                       1,000,000          1,028,840
   Series C 5.25% 6/1/28                                                                               1,500,000          1,564,155
(Department of General Services-Butterfield)
   Series A 5.25% 6/1/30                                                                               1,000,000          1,046,840
Franklin-McKinley School District Certificates of Participation (Financing Project) Series B
   5.00% 9/1/27 (AMBAC)                                                                                1,060,000          1,090,443
Sacramento City Financing Authority 5.00% 12/1/29 (FGIC)                                               1,250,000          1,290,238
San Diego County Certificates of Participation 5.75% 7/1/31 (MBIA)                                     1,000,000          1,094,650
San Juan Basin Authority (Ground Water Recovery Project) 5.00% 12/1/34 (AMBAC)                         1,000,000          1,025,340
                                                                                                                        -----------
                                                                                                                          8,140,506
                                                                                                                        -----------

                                                                                                     PRINCIPAL          MARKET
                                                                                                     AMOUNT             VALUE
Parking Revenue Bonds - 1.14%
San Diego Redevelopment Agency (Centre City Redevelopment Project) Series A
   6.40% 9/1/25                                                                                        1,000,000          1,047,430
                                                                                                                        -----------
                                                                                                                          1,047,430
                                                                                                                        -----------
Ports & Harbors Revenue Bonds - 2.30%
Port of Oakland
   Series K 5.75% 11/1/29 (FGIC) (AMT)                                                                 1,000,000          1,062,930
   Series L 5.375% 11/1/27 (FGIC) (AMT)                                                                1,000,000          1,051,070
                                                                                                                        -----------
                                                                                                                          2,114,000
                                                                                                                        -----------
ss.Pre-Refunded Bonds - 7.52%
California Educational Facilities Authority Revenue (Pepperdine University) Series A
   5.50% 8/1/32-09                                                                                     1,000,000          1,072,820
California State Department Water Reserve Power Supply Revenue Series A
   5.375% 5/1/21-12                                                                                    2,000,000          2,205,360
Golden State Tobacco Securitization
   5.50% 6/1/43-13 (RADIAN)                                                                            1,000,000          1,107,870
   5.625% 6/1/33-13                                                                                    1,000,000          1,115,960
Oakland Industrial Revenue (Harrison Foundation) Series B 6.00% 1/1/29-10 (AMBAC)                      1,300,000          1,430,754
                                                                                                                        -----------
                                                                                                                          6,932,764
                                                                                                                        -----------
Public Power Revenue Bonds - 2.33%
Puerto Rico Electric Power Authority Power Revenue Series OO 5.00% 7/1/13 (CIFG)                       2,000,000          2,146,600
                                                                                                                        -----------
                                                                                                                          2,146,600
                                                                                                                        -----------
School District General Obligation Bonds - 6.29%
Beverly Hills Unified School District 5.00% 8/1/30                                                     1,000,000          1,040,780
Fairfield-Suisun Unified School District 5.50% 8/1/28 (MBIA)                                             500,000            546,605
Lawndale Elementary School District 5.00% 8/1/32 (FSA)                                                 1,000,000          1,028,070
San Diego Unified School District 5.00% 7/1/28 (FSA)                                                   2,000,000          2,139,820
Sequoia Unified High School District 5.125% 7/1/31 (FSA)                                               1,000,000          1,040,730
                                                                                                                        -----------
                                                                                                                          5,796,005
                                                                                                                        -----------
School Districts Revenue Bonds  - 1.16%
California Statewide Community Development (Viewpoint School Project)
   5.75% 10/1/33 (ACA)                                                                                 1,000,000          1,069,540
                                                                                                                        -----------
                                                                                                                          1,069,540
                                                                                                                        -----------
State General Obligation Bonds - 5.83%
California State
   5.00% 2/1/26 (AMBAC)                                                                                1,500,000          1,548,480
   5.00% 2/1/33                                                                                        1,000,000          1,018,390
   5.50% 11/1/33                                                                                       2,000,000          2,152,340
California State Veterans Series B 5.70% 12/1/32 (AMT)                                                   640,000            656,269
                                                                                                                        -----------
                                                                                                                          5,375,479
                                                                                                                        -----------
Tax Increment/Special Assessment Bonds - 11.31%
Commerce Joint Powers Financing Authority (Redevelopment Projects) Series A
   5.00% 8/1/28 (RADIAN)                                                                               1,000,000          1,008,170
Culver City Redevelopment Agency Tax Allocation (Redevelopment Project) Series A
   5.00% 11/1/25 (AMBAC)                                                                               1,000,000          1,044,960
Fremont Community Facilities District #1 Pacific Commons 5.375% 9/1/36                                 1,000,000          1,005,950
La Quinta Redevelopment Agency Tax Allocation (Redevelopment Project Area #1)
   Series A 5.10% 9/1/31 (AMBAC)                                                                       2,000,000          2,060,900
Lake Elisnore Public Financing Authority Series A 5.50% 9/1/30                                         1,000,000          1,022,320
Poway Redevelopment Agency Certificates of Participation 5.75% 6/15/33 (MBIA)                          1,400,000          1,545,894
Riverside County Redevelopment Agency (Jurupa Valley Project)
   5.25% 10/1/35 (AMBAC)                                                                               1,590,000          1,675,971
Southern California Logistics Airport Authority (Southern California Logistics Airport
   Project) 6.50% 12/1/31                                                                              1,000,000          1,059,060
                                                                                                                        -----------
                                                                                                                         10,423,225
                                                                                                                        -----------
Waste Disposal Revenue Bonds - 4.49%
Salinas Valley Solid Waste Authority Revenue
   5.25% 8/1/27 (AMBAC) (AMT)                                                                          2,000,000          2,074,380
   5.25% 8/1/31 (AMBAC) (AMT)                                                                          2,000,000          2,066,260
                                                                                                                        -----------
                                                                                                                          4,140,640
                                                                                                                        -----------
Water & Sewer Revenue Bonds - 3.40%
California State Department of Water Resources Water Systems Revenue (Central
   Valley Project) Series X 5.00% 12/1/29 (FGIC)                                                       1,000,000          1,033,080
Clovis Public Financing Authority Wastewater Revenue
   5.25% 8/1/30 (MBIA)                                                                                 1,000,000          1,067,510
Metropolitan Water District Southern California Waterworks Revenue Authority
   Series B-1 5.00% 10/1/36 (FGIC)                                                                     1,000,000          1,030,320
                                                                                                                        -----------
                                                                                                                          3,130,910
                                                                                                                        -----------
TOTAL MUNICIPAL BONDS (COST $83,681,279)                                                                                 86,982,151
                                                                                                                        -----------

                                                                                                      NUMBER OF
                                                                                                        SHARES
SHORT-TERM INVESTMENTS - 4.66%
Money Market Instrument - 1.19%
Federated California Municipal CashTrust                                                               1,097,994          1,097,994
                                                                                                                        -----------
                                                                                                                          1,097,994
                                                                                                                        -----------

                                                                                                     PRINCIPAL          MARKET
                                                                                                     AMOUNT             VALUE
oVariable Rate Demand Notes - 3.47%
California State Department of Water Resources Power Supply Revenue
   Series G-10 3.15% 5/1/18 (FGIC) (SPA - Depfa Bank PLC)                                             $  700,000            700,000
California State Economic Recovery Series C-16 2.95% 7/1/23 (FSA) (SPA - Dexia Credit Local)           1,000,000          1,000,000
East Bay Municipal Utilities Distributed Water System Revenue Series B-2
   2.92% 6/1/38 (XLCA)                                                                                 1,500,000          1,500,000
                                                                                                                        -----------
                                                                                                                          3,200,000
                                                                                                                        -----------
TOTAL SHORT-TERM INVESTMENTS (COST $4,297,994)                                                                            4,297,994
                                                                                                                        -----------

TOTAL MARKET VALUE OF SECURITIES - 99.06%
   (cost $87,979,273)                                                                                                    91,280,145
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 0.94%                                                         869,627
                                                                                                                        -----------
NET ASSETS APPLICABLE TO 8,179,867 SHARES OUTSTANDING - 100.00%                                                         $92,149,772
                                                                                                                        -----------

ss. Pre-Refunded Bonds. Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."
oVariable rate notes. The interest rate shown is the rate as of November 30, 2005.

SUMMARY OF ABBREVIATIONS:
ACA - Insured by American Capital Access
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
CIFG - CDC IXIS Financial Guaranty
FGIC - Insured by the Financial Guaranty Insurance Company
FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
SPA - Stand-by Purchase Agreement
XLCA - Insured by XL Capital Assurance
--------------------------------------------------------------------------------
NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds - Delaware Tax-Free California Fund (the "Fund").

SECURITY VALUATION - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At November 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                   $87,979,273
                                      -----------
Aggregate unrealized appreciation       3,575,416
Aggregate unrealized depreciation        (274,544)
                                      -----------
Net unrealized appreciation           $ 3,300,872
                                      -----------

For federal income tax purposes, at August 31, 2005, capital loss carryforwards of $806,875 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $800,836 expires in 2009 and $6,039 expires in 2011.

3. CREDIT AND MARKET RISK
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days or less from the issuance of the refunding issue is known as a "current refunding". Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At November 30, 2005, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets.

SCHEDULE OF INVESTMENTS (Unaudited)
DELAWARE TAX-FREE IDAHO FUND
NOVEMBER 30, 2005

                                                                                                     PRINCIPAL          MARKET
                                                                                                     AMOUNT             VALUE
MUNICIPAL BONDS - 96.54%
City General Obligation Bonds - 3.03%
Nampa Idaho 5.00% 8/1/21 (FGIC)                                                                       $2,475,000         $2,635,949
                                                                                                                        -----------
                                                                                                                          2,635,949
                                                                                                                        -----------
Corporate-Backed Revenue Bonds - 7.27%
Meridian Economic Development Corporation Revenue Refunding Industrial
   Development (Hi-Micro Project) 5.85% 8/15/11 (AMT)                                                  1,250,000          1,263,150
Nez Perce County Pollution Control Revenue Refunding (Potlatch Corporation Project)
   6.00% 10/1/24                                                                                       2,535,000          2,574,089
Power County Pollution Control Revenue Refunding (FMC Corporation Project)
   5.625% 10/1/14                                                                                      2,475,000          2,492,251
                                                                                                                        -----------
                                                                                                                          6,329,490
                                                                                                                        -----------
Dedicated Tax & Fees Revenue Bonds - 8.90%
Idaho Bond Bank Authority Revenue Series A
   5.00% 9/1/14 (AMBAC)                                                                                  350,000            380,408
   5.00% 9/1/15 (AMBAC)                                                                                  400,000            432,092
   5.00% 9/1/16 (AMBAC)                                                                                  315,000            339,135
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
   Series G 5.00% 7/1/33                                                                               2,000,000          1,988,060
   Series W 5.50% 7/1/15                                                                                 175,000            189,490
   Series Y 5.00% 7/1/36                                                                               2,000,000          1,983,500
Virgin Islands Public Finance Authority
   5.25% 10/1/20                                                                                         500,000            532,125
   5.25% 10/1/21                                                                                         500,000            531,745
   5.25% 10/1/24                                                                                         800,000            844,792
   5.50% 10/1/14                                                                                         500,000            524,980
                                                                                                                        -----------
                                                                                                                          7,746,327
                                                                                                                        -----------
Escrowed to Maturity Bonds - 2.17%
Puerto Rico Commonwealth Infrastructure Financing Authority Special Series A
   5.375% 10/1/24                                                                                      1,750,000          1,888,845
                                                                                                                        -----------
                                                                                                                          1,888,845
                                                                                                                        -----------
Higher Education Revenue Bonds - 12.98%
Boise State University Revenue
   5.00% 4/1/17 (AMBAC)                                                                                  500,000            530,185
   5.00% 4/1/18 (FGIC)                                                                                 1,645,000          1,753,948
   5.125% 4/1/31 (FGIC)                                                                                1,000,000          1,036,240
Idaho State University Revenue Refunding and Improvement
   5.00% 4/1/20 (FSA)                                                                                  1,130,000          1,191,246
   5.00% 4/1/23 (FSA)                                                                                  2,115,000          2,211,930
North Idaho College Dormitory Housing Certificate of Participation 6.45% 10/1/16                       1,000,000          1,034,870
University of Idaho University Revenue Refunding General Series A
   5.00% 4/1/21 (AMBAC)                                                                                1,150,000          1,222,669
University of Idaho University Revenue Student Fee (Housing Improvements Project)
   5.25% 4/1/31 (FGIC)                                                                                 2,195,000          2,311,094
                                                                                                                        -----------
                                                                                                                         11,292,182
                                                                                                                        -----------
Hospital Revenue Bonds - 5.40%
Idaho Health Facilities Authority Hospital Revenue
   (Idaho Elks Rehabilitation Hospital Project)
   5.30% 7/15/18                                                                                         625,000            639,906
   5.45% 7/15/23                                                                                       2,000,000          2,043,440
  (Portneuf Medical Center Project) Series A 5.00% 9/1/35 (RADIAN)                                     2,000,000          2,011,620
                                                                                                                        -----------
                                                                                                                          4,694,966
                                                                                                                        -----------
Multifamily Housing Revenue Bonds - 1.12%
Idaho State Housing Agency Revenue (Park Place Project)
   Series A 6.50% 12/1/36 (FHA) (AMT)                                                                    955,000            970,614
                                                                                                                        -----------
                                                                                                                            970,614
                                                                                                                        -----------
Municipal Lease Revenue Bonds - 9.00%
Blaine School District #61 Certificates of Participation 5.00% 7/30/10 (AMBAC)                         1,000,000          1,060,920
Boise City Certificates of Participation 5.375% 9/1/20 (FGIC) (AMT)                                    2,100,000          2,197,334
Boise City Revenue Refunding Series A 5.375% 12/1/31 (MBIA)                                              500,000            534,990
Idaho State Building Authority Revenue Series A
   5.00% 9/1/21 (MBIA)                                                                                 1,150,000          1,187,502
   5.00% 9/1/43 (XLCA)                                                                                 1,000,000          1,022,810
   Series B 5.00% 9/1/21 (MBIA)                                                                          750,000            788,393
Puerto Rico Public Buildings Authority Revenue (Government Facilities)
   Series J 5.00% 7/1/28                                                                               1,000,000          1,037,710
                                                                                                                        -----------
                                                                                                                          7,829,659
                                                                                                                        -----------
Political Subdivision General Obligation Bonds - 2.60%
Lemhi County 5.20% 8/1/27 (FSA)                                                                        2,145,000          2,258,835
                                                                                                                        -----------
                                                                                                                          2,258,835
                                                                                                                        -----------

                                                                                                     PRINCIPAL          MARKET
                                                                                                     AMOUNT             VALUE
ss.Pre-Refunded Bonds - 8.11%
Ammon Urban Renewal Agency Revenue Sub Lien Tax Increment Series B
   6.25% 8/1/18-06                                                                                       445,000            453,860
Idaho Health Facilities Authority Hospital Revenue
   (Bannock Regional Medical Center Project) 6.375% 5/1/17-06                                          1,445,000          1,491,572
   (Bonner General Hospital Project) 6.50% 10/1/28-07                                                  1,500,000          1,608,106
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue
   Series D 5.25% 7/1/38-12                                                                            1,000,000          1,090,750
Puerto Rico Commonwealth Public Improvement Series A 5.125% 7/1/31-11                                  1,010,000          1,088,608
University of Idaho Revenue Student Fee (Telecommunications)
   5.85% 4/1/11-06 (FSA)                                                                               1,300,000          1,324,583
                                                                                                                        -----------
                                                                                                                          7,057,479
                                                                                                                        -----------
Public Power Revenue Bonds - 1.78%
Puerto Rico Electric Power Authority Power Revenue
   Series II 5.25% 7/1/31                                                                              1,000,000          1,035,620
   Series NN 5.125% 7/1/29                                                                               500,000            514,370
                                                                                                                        -----------
                                                                                                                          1,549,990
                                                                                                                        -----------
School District General Obligation Bonds - 15.25%
Ada & Canyon Counties Joint School District #2 Meridian
   4.75% 2/15/20                                                                                       1,000,000          1,039,650
   5.00% 7/30/20                                                                                       2,155,000          2,269,841
   5.125% 7/30/19                                                                                      1,005,000          1,073,260
   5.50% 7/30/16                                                                                       1,305,000          1,478,996
Bannock County School District #025 (Pocatello School Board Guaranteed Program)
   5.00% 8/15/15                                                                                       1,040,000          1,123,169
   5.00% 8/15/16                                                                                       1,100,000          1,183,930
Canyon County School District #132 5.00% 7/30/15 (FGIC)                                                2,000,000          2,174,480
Kootenai County School District
   5.00% 8/15/16                                                                                         740,000            801,797
   5.00% 8/15/18                                                                                         840,000            903,134
Power & Cassia Counties Joint School District #381 (American Falls Project)
   5.00% 8/1/17                                                                                        1,155,000          1,225,940
                                                                                                                        -----------
                                                                                                                         13,274,197
                                                                                                                        -----------
Single Family Housing Revenue Bonds - 5.48%
Idaho Housing & Finance Association Single Family Mortgage
   Series A Class I 5.55% 1/1/33 (AMT)                                                                    85,000             85,137
   Series A-2 Class I 5.20% 1/1/34 (AMT)                                                                 160,000            163,000
   Series C Class I 5.55% 1/1/33 (AMT)                                                                   180,000            185,807
   Series C Class III 5.35% 1/1/25 (AMT)                                                                 360,000            367,708
   Series D Class III 5.45% 7/1/23 (AMT)                                                               1,465,000          1,512,378
   Series E Class I 5.35% 1/1/33 (AMT)                                                                   180,000            184,311
   Series E Class III 4.875% 1/1/26 (AMT)                                                              1,500,000          1,523,609
Idaho State Housing Agency Single Family Mortgage
   Series A 6.05% 7/1/13 (AMBAC) (FHA) (VA) (AMT)                                                         70,000             70,779
   Series A 6.10% 7/1/16 (FHA) (VA) (AMT)                                                                 95,000             96,085
   Series A-1 6.85% 7/1/12 (AMT)                                                                          10,000             10,023
   Series B 6.45% 7/1/15 (FHA) (VA) (AMT)                                                                 35,000             35,336
   Series C-2 6.35% 7/1/15 (AMT)                                                                          50,000             50,681
   Series E 6.35% 7/1/15 (FHA) (AMT)                                                                      90,000             91,853
   Series E-1 6.60% 7/1/11                                                                                15,000             15,206
   Series G-2 6.15% 7/1/15 (FHA) (VA) (AMT)                                                              370,000            374,285
                                                                                                                        -----------
                                                                                                                          4,766,198
                                                                                                                        -----------
Tax Increment/Special Assessment Bonds - 5.47%
Boise Urban Renewal Agency Parking Revenue Refunding Tax Increment
   Series A 6.125% 9/1/15                                                                              2,090,000          2,155,542
   Series B 6.125% 9/1/15                                                                              1,700,000          1,753,312
Bonner County Local Improvement District #93-1
   6.35% 4/30/06                                                                                         185,000            186,913
   6.40% 4/30/07                                                                                         195,000            196,936
   6.50% 4/30/08                                                                                         110,000            111,099
   6.50% 4/30/10                                                                                         100,000            100,947
Coeur D'Alene Local Improvement District #6
   Series 1995 6.00% 7/1/09                                                                               85,000             85,136
   Series 1996 6.05% 7/1/10                                                                               90,000             90,144
   Series 1997 6.10% 7/1/12                                                                               40,000             40,059
   Series 1998 6.10% 7/1/14                                                                               45,000             45,062
                                                                                                                        -----------
                                                                                                                          4,765,150
                                                                                                                        -----------
Territorial General Obligation Bonds - 5.06%
Puerto Rico Commonwealth Public Improvement Series A
   5.00% 7/1/30                                                                                        2,000,000          2,075,420
   5.125% 7/1/31                                                                                       2,315,000          2,327,733
                                                                                                                        -----------
                                                                                                                          4,403,153
                                                                                                                        -----------

                                                                                                     PRINCIPAL          MARKET
                                                                                                     AMOUNT             VALUE
Water & Sewer Revenue Bonds - 2.92%
Chubbuck Water Revenue Certificate of Participation
   6.35% 4/1/08                                                                                          125,000            125,241
   6.40% 4/1/10                                                                                          135,000            135,252
Moscow Sewer Revenue 5.00% 11/1/22 (FSA)                                                               2,175,000          2,279,140
                                                                                                                        -----------
                                                                                                                          2,539,633
                                                                                                                        -----------
TOTAL MUNICIPAL BONDS (COST $81,970,857)                                                                                 84,002,667
                                                                                                                        -----------

                                                                                                       NUMBER
                                                                                                      OF SHARES

SHORT-TERM INVESTMENTS - 2.11%
Dreyfus Tax-Exempt Cash Management Fund                                                                1,839,781          1,839,781
                                                                                                                        -----------
TOTAL SHORT-TERM INVESTMENTS (COST $1,839,781)                                                                            1,839,781
                                                                                                                        -----------

TOTAL MARKET VALUE OF SECURITIES - 98.65%
   (cost $83,810,638)                                                                                                    85,842,448
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 1.35%                                                       1,170,033
                                                                                                                        -----------
NET ASSETS APPLICABLE TO 7,641,138 SHARES OUTSTANDING - 100.00%                                                         $87,012,481
                                                                                                                        -----------

ss.Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FSA - Insured by Financial Security Assurance
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
VA - Insured by the Veterans Administration
XLCA - Insured by XL Capital Assurance
--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds - Delaware Tax-Free Idaho Fund (the "Fund").

SECURITY VALUATION - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER- Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At November 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:


Cost of investments                       $83,810,638
                                          -----------
Aggregate unrealized appreciation           2,293,987
Aggregate unrealized depreciation            (262,177)
                                          -----------
Net unrealized appreciation               $ 2,031,810
                                          -----------

For federal income tax purposes, at August 31, 2005, capital loss carryforwards of $318,426 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $151,477 expires in 2009 and $166,949 expires in 2010.

3. CREDIT AND MARKET RISK
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are denoted on the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days or less from the issuance of the refunding issue is know as a "current refunding." "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at that time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement. The Fund will purchase escrow secured bonds without additional insurance only where the escrow is invested in securities of the U.S. government or agencies or instrumentalities of the U.S. government.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At November 30, 2005, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets.

SCHEDULE OF INVESTMENTS (Unaudited)
DELAWARE TAX-FREE NEW YORK FUND
NOVEMBER 30, 2005

                                                                                                     PRINCIPAL          MARKET
                                                                                                     AMOUNT             VALUE
MUNICIPAL BONDS - 97.09%
Airport Revenue Bonds - 6.07%
New York City Industrial Development (JFK Airis Project) 5.50% 7/1/28 (AMT)                             $500,000           $501,760
Onondaga County Industrial Development Authority Revenue Subordinated (Air Cargo Project)
   7.25% 1/1/32 (AMT)                                                                                    500,000            529,410
                                                                                                                        -----------
                                                                                                                          1,031,170
                                                                                                                        -----------
City General Obligation Bonds - 5.17%
New York City Series C 5.375% 11/15/27                                                                   340,000            353,790
New York City Series J 5.25% 6/1/28                                                                      500,000            525,115
                                                                                                                        -----------
                                                                                                                            878,905
                                                                                                                        -----------
Continuing Care/Retirement Revenue Bonds - 2.75%
New York State Dormitory Authority Revenue (Chapel Oaks) 5.45% 7/1/26 (LOC - Allied Irish Bank)          450,000            467,010
                                                                                                                        -----------
                                                                                                                            467,010
                                                                                                                        -----------
Corporate-Backed Revenue Bonds - 3.10%
oDutchess County Industrial Development Agency (IBM Project) 5.45% 12/1/29 (AMT)                         500,000            526,895
                                                                                                                        -----------
                                                                                                                            526,895
                                                                                                                        -----------
Dedicated Tax & Fees Revenue Bonds - 9.20%
New York State Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)                               500,000            536,050
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series Y 5.50% 7/1/36                475,000            500,869
Schenectady Metroplex Development Authority Revenue Series A 5.375% 12/15/21                             500,000            525,990
                                                                                                                        -----------
                                                                                                                          1,562,909
                                                                                                                        -----------
Higher Education Revenue Bonds - 12.06%
Amherst Industrial Development Agency Civic Facilities Revenue (UBF Faculty Student Housing)
   Series A 5.75% 8/1/30 (AMBAC)                                                                         200,000            220,050
Dutchess County Industrial Development Agency (Marist College) 5.00% 7/1/20                              500,000            513,470
New York State Dormitory Authority Revenue
   (Columbia University) Series A 5.00% 7/1/23                                                           500,000            523,585
   (Pratt Institute) 6.00% 7/1/20 (RADIAN)                                                               500,000            543,775
   (State University) Series B 7.50% 5/15/11                                                             220,000            248,400
                                                                                                                        -----------
                                                                                                                          2,049,280
                                                                                                                        -----------
Hospital Revenue Bonds - 9.08%
New York State Dormitory Authority Revenue
   (Mental Health) Series D 5.90% 2/15/12                                                                 25,000             26,138
   (Millard Fillmore Hospital) 5.375% 2/1/32 (AMBAC) (FHA)                                               450,000            468,626
   (North Shore Long Island Jewish Group Project) 5.50% 5/1/33                                           500,000            523,260
   (Winthrop South Nassau Hospital) Series B 5.50% 7/1/23                                                500,000            525,094
                                                                                                                        -----------
                                                                                                                          1,543,118
                                                                                                                        -----------
Investor Owned Utilities Revenue Bonds - 8.81%
New York City Industrial Development Agency (Brooklyn Navy Yard Cogen Partners)
   5.75% 10/1/36 (AMT)                                                                                   450,000            451,256
New York State Energy Research & Development Authority Pollution Control Revenue
   (Central Hudson Gas) Series A 5.45% 8/1/27 (AMBAC)                                                    500,000            532,850
Suffolk County Industrial Agency Development Revenue (Keyspan-Port Jefferson Project)
   5.25% 6/1/27 (AMT)                                                                                    500,000            512,485
                                                                                                                        -----------
                                                                                                                          1,496,591
                                                                                                                        -----------
Municipal Lease Revenue Bonds - 15.30%
Albany Industrial Development Agency Civic Facility Revenue (Charitable Leadership Project)
   Series A 5.75% 7/1/26                                                                                 500,000            516,085
Battery Park City Authority Revenue Series A
   5.00% 11/1/26                                                                                         500,000            520,710
   5.25% 11/1/22                                                                                         485,000            522,374
New York City Industrial Development Agency Revenue (Liberty-IAC/Interactivecorp)
   5.00% 9/1/35                                                                                          500,000            498,810
Tobacco Settlement Financing Series B-1C 5.50% 6/1/21                                                    500,000            541,629
                                                                                                                        -----------
                                                                                                                          2,599,608
                                                                                                                        -----------
Parking Revenue Bonds - 3.12%
Albany Parking Authority Revenue Series A 5.625% 7/15/25                                                 500,000            530,395
                                                                                                                        -----------
                                                                                                                            530,395
                                                                                                                        -----------
ss.Pre-Refunded Bonds - 12.71%
Metropolitan Transportation Authority Dedicated Tax Series A 6.125% 4/1/17-10 (FGIC)                   1,000,000          1,106,190
New York City Series C 5.375% 11/15/27-07                                                                110,000            115,346
New York State Dormitory Authority Lease 5.375% 5/15/21-13                                               500,000            553,455
New York State Dormitory Authority Revenue
   (Mental Health)  Series D 5.90% 2/15/12-07                                                            225,000            236,239
   (State University) Series B 7.50% 5/15/11-09                                                          130,000            148,942
                                                                                                                        -----------
                                                                                                                          2,160,172
                                                                                                                        -----------
Public Power Revenue Bonds - 6.68%
Puerto Rico Electric Power Authority Power Revenue
   Series II 5.25% 7/1/31                                                                                500,000            517,810
   Series NN 5.125% 7/1/29                                                                               600,000            617,244
                                                                                                                        -----------
                                                                                                                          1,135,054
                                                                                                                        -----------

                                                                                                     PRINCIPAL          MARKET
                                                                                                     AMOUNT             VALUE
Water & Sewer Revenue Bonds - 3.04%
New York City Municipal Water Finance Authority Water & Sewer System Revenue Series A
   5.125% 6/15/34                                                                                        500,000            516,185
                                                                                                                        -----------
                                                                                                                            516,185
                                                                                                                        -----------
TOTAL MUNICIPAL BONDS (COST $15,723,059)                                                                                 16,497,292
                                                                                                                         ----------

TOTAL MARKET VALUE OF SECURITIES - 97.09%
   (cost $15,723,059)                                                                                                    16,497,292
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 2.91%                                                         495,158
                                                                                                                        -----------
NET ASSETS APPLICABLE TO 1,621,418 SHARES OUTSTANDING - 100.00%                                                         $16,992,450
                                                                                                                        -----------

ss.Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."
oVariable rate notes. The interest rate shown is the rate as of November 30, 2005.

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
LOC - Letter of Credit
RADIAN - Insured by Radian Asset Assurance
--------------------------------------------------------------------------------
NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds - Delaware Tax-Free New York Fund (the "Fund").

SECURITY VALUATION - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At November 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:


Cost of investments                   $15,723,059
                                      -----------
Aggregate unrealized appreciation         789,081
Aggregate unrealized depreciation         (14,848)
                                      -----------
Net unrealized appreciation           $   774,233
                                      -----------

For federal income tax purposes, at August 31, 2005 capital loss carryforwards of $223,207 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $223,207 expires in 2009.

3. CREDIT AND MARKET RISK
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days or less from the issuance of the refunding issue is know as a "current refunding." "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at that time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement. The Fund will purchase escrow secured bonds without additional insurance only where the escrow is invested in securities of the U.S. government or agencies or instrumentalities of the U.S. government.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At November 30, 2005, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets.


ITEM 2. CONTROLS AND PROCEDURES.

        The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

        There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

        File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION


I, Jude T. Driscoll, certify that:

1.      I have reviewed this report on Form N-Q of Voyageur Mutual Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;


3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:


        (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;


        (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

        (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

        (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

        (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

        (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



        Jude T. Driscoll
-------------------------------------
By:     Jude T. Driscoll
Title:  Chief Executive Officer
Date:   January 25, 2006

                                  CERTIFICATION

I, Michael P. Bishof, certify that:

1.      I have reviewed this report on Form N-Q of Voyageur Mutual Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;


3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:


        (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;


        (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

        (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

        (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

        (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

        (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



        Michael P. Bishof
-------------------------------------
By:     Michael P. Bishof
Title:  Chief Financial Officer
Date:   January 25, 2006

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VOYAGEUR MUTUAL FUNDS


        Jude T. Driscoll
-------------------------------------
By:     Jude T. Driscoll
Title:  Chief Executive Officer
Date:   January 25, 2006

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


        Jude T. Driscoll
-------------------------------------
By:     Jude T. Driscoll
Title:  Chief Executive Officer
Date:   January 25, 2006



        Michael P. Bishof
-------------------------------------
By:     Michael P. Bishof
Title:  Chief Financial Officer
Date:   January 25, 2006